Fees and Expenses	Jan. 27, 2026
MARSICO FOCUS FUND | MARSICO FOCUS FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees. Trustees' fees and expenses are expected to decrease during fiscal year 2026.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes the restatement of the Trustees' fees and expenses described above and acquired fund fees and expenses, both of which are included in the "Other Expenses" line item above.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Investor Class	Institutional Class
Redemption Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Institutional Class
Management Fee	0.72%	0.72%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses(1)	0.21%	0.20%
Total Annual Fund Operating Expenses(2)	1.18%	0.92%

(1)  Restated to reflect current fees. Trustees' fees and expenses are expected to decrease during fiscal year 2026.

(2)  The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes the restatement of the Trustees' fees and expenses described above and acquired fund fees and expenses, both of which are included in the "Other Expenses" line item above.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	Investor Class	Institutional Class
One Year	$120	$94
Three Years	$375	$293
Five Years	$649	$509
Ten Years	$1,432	$1,131

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	64.00%
MARSICO GROWTH FUND | MARSICO GROWTH FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees. Trustees' fees and expenses are expected to decrease during fiscal year 2026.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes the restatement of the Trustees' fees and expenses described above and acquired fund fees and expenses, both of which are included in the "Other Expenses" line item above.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Investor Class	Institutional Class
Redemption Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Institutional Class
Management Fee	0.78%	0.78%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses(1)	0.25%	0.24%
Total Annual Fund Operating Expenses(2)	1.28%	1.02%

(1)  Restated to reflect current fees. Trustees' fees and expenses are expected to decrease during fiscal year 2026.

(2)  The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes the restatement of the Trustees' fees and expenses described above and acquired fund fees and expenses, both of which are included in the "Other Expenses" line item above.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	Investor Class	Institutional Class
One Year	$130	$104
Three Years	$406	$325
Five Years	$702	$563
Ten Years	$1,545	$1,248

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	117.00%
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees. Trustees' fees and expenses are expected to decrease during fiscal year 2026.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Investor Class	Institutional Class
Redemption Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Institutional Class
Management Fee	0.78%	0.78%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses(1)	0.27%	0.27%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.31%	1.06%

(1)  Restated to reflect current fees. Trustees' fees and expenses are expected to decrease during fiscal year 2026.

(2)  "Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of acquiring investments in shares of one or more other investment companies.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	Investor Class	Institutional Class
One Year	$133	$108
Three Years	$415	$337
Five Years	$718	$585
Ten Years	$1,579	$1,294

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	106.00%
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees. Trustees' fees and expenses are expected to decrease during fiscal year 2026.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The "Net Expenses" in the table above do not correlate to the "ratio of net expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes the restatement of the Trustees' fees and expenses described above and included in the "Other Expenses" line item above and amounts included in the "Acquired Fund Fees and Expenses" line item above.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Investor Class	Institutional Class
Redemption Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Institutional Class
Management Fee	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses(1)	0.45%	0.49%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%
Total Annual Fund Operating Expenses(3)(4)	1.51%	1.30%
Fee Waiver and/or Expense Reimbursement(3)(4)	0.00%	0.04%
Net Expenses(3)(4)	1.51%	1.26%

(1)  Restated to reflect current fees. Trustees' fees and expenses are expected to decrease during fiscal year 2026.

(2)  "Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of acquiring investments in shares of one or more other investment companies.

(3)  The investment adviser has entered into a written expense limitation and fee waiver agreement under which it has agreed (i) to limit the total expenses of the Investor Class of the Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.50% of the Fund's average net assets attributable to Investor Class shares, and (ii) to limit the total expenses of the Institutional Class of the Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.25% of the Fund's average net assets attributable to Institutional Class shares, until January 31, 2027. It may be terminated by the investment adviser at any time after January 31, 2027, upon 15 days prior notice to the Fund and its administrator. The investment adviser may recoup from the Fund (or share class as applicable) any fees previously waived and/or expenses previously reimbursed by the investment adviser with respect to the Fund or share class, as applicable, including any applicable waivers which may apply to a specific share class, pursuant to this agreement (including waivers or reimbursements under previous expense limitations), if (1) such recoupment by the investment adviser does not cause the Fund's share class, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred, and (3) the investment adviser has not agreed to forego recoupment.

(4)  The "Net Expenses" in the table above do not correlate to the "ratio of net expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes the restatement of the Trustees' fees and expenses described above and included in the "Other Expenses" line item above and amounts included in the "Acquired Fund Fees and Expenses" line item above.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same (except the example for the Institutional Class shares of the Fund incorporates the expense limitation and fee waiver agreement only through January 31, 2027). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	Investor Class	Institutional Class
One Year	$154	$128
Three Years	$477	$408
Five Years	$824	$709
Ten Years	$1,802	$1,564

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	54.00%
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees. Trustees' fees and expenses are expected to decrease during fiscal year 2026.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes the restatement of the Trustees' fees and expenses described above and acquired fund fees and expenses, both of which are included in the "Other Expenses" line item above.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Investor Class	Institutional Class
Redemption Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Institutional Class
Management Fee	0.78%	0.78%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses(1)	0.30%	0.28%
Total Annual Fund Operating Expenses(2)	1.33%	1.06%

(1)  Restated to reflect current fees. Trustees' fees and expenses are expected to decrease during fiscal year 2026.

(2)  The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes the restatement of the Trustees' fees and expenses described above and acquired fund fees and expenses, both of which are included in the "Other Expenses" line item above.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	Investor Class	Institutional Class
One Year	$135	$108
Three Years	$421	$337
Five Years	$729	$585
Ten Years	$1,601	$1,294

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	68.00%